-----------------------------------

                       Semiannual Report February 28, 1998

                       -----------------------------------

                                   OPPENHEIMER
                                   Growth Fund

                                [GRAPHIC OMITTED]

                                     [LOGO]
                              OppenheimerFunds(SM)
                            THE RIGHT WAY TO INVEST

Contents

 3 President's Letter

 4 Fund Performance

 6 An Interview
   with the Fund's Manager

11 Statement of Investments

18 Statement of
   Assets and
   Liabilities

20 Statement of Operations

21 Statements of Changes in
   Net Assets

22 Financial Highlights

26 Notes to Financial Statements

34 Officers and
   Trustees

36 Information and Services


 Report highlights
--------------------------------------------------------------------------------

o Our strategy of seeking good companies at good prices led us to accumulate cash, because valuations for such companies proved relatively high.

o Weakness in Asian markets caused the prices of some holdings to fall, but also created opportunities for us to put the Fund's cash to work in technology, energy services and basic materials.

o We achieved our strongest performance in the financial services sector, where valuations remain reasonable.


-------------------------
 Cumulative Total Returns
-------------------------

For the 6-Month Period
Ended 2/28/98

Class A
 Without         With
 Sales Chgs.(1)  Sales Chgs.(2)

-------------------------
 4.94%           (1.09)%
-------------------------

Class B
 Without         With
 Sales Chgs.(1)  Sales Chgs.(2)

-------------------------
 4.54%           (0.09)%
-------------------------

Class C
 Without         With
 Sales Chgs.(1)  Sales Chgs.(2)

-------------------------
 4.53%           3.61%
-------------------------

Class Y
 Without         With
 Sales Chgs.(1)  Sales Chgs.(2)

-------------------------
 5.09%           5.09%
-------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

1. Includes changes in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.

2. Class A returns include the current maximum initial sales charge of 5.75%. Class B returns include the applicable contingent deferred sales charge of 5%. Class C returns include the contingent deferred sales charge of 1%. Class Y shares are not available for sale to individual shareholders. An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.25% service fee and 0.75% asset-based sales charge, and Class A shares are subject to an annual 0.25% service fee.


2 Oppenheimer Growth Fund

 Dear shareholder,
--------------------------------------------------------------------------------

[PHOTO]

Bridget A. Macaskill
President
Oppenheimer
Growth Fund


     These have been very positive times for many American investors. The U.S. economy has continued to grow at a moderate pace, unemployment has fallen to its lowest level in 30 years and inflation has also fallen to a record low. In fact, long-term interest rates have fallen to their lowest level since the government began issuing 30-year Treasury bonds in 1977.

     What benefits does this provide to the average American? First, when unemployment levels are low, many individuals tend to feel a greater sense of job security and can command higher wages because there are fewer unemployed workers vying for their jobs. Second, many homeowners are opting to refinance their existing home mortgage loans and take advantage of lower financing rates. And third, because wages are increasing faster than the rate of inflation, a paycheck may stretch farther and investors, as consumers, are able to enjoy a higher level of disposable income. This extra income can be put to use in many ways, including allocating more money to investment opportunities.

     Some industry analysts have tempered such positive news by suggesting that if the rate of inflation falls any lower, it might actually trigger a period of deflation, where we see the prices of American goods and services decline. While lower prices may sound like positive news, in reality it isn't: When prices fall too low, it erodes the value of those goods to the producer. That is, when economic conditions force a decrease in the price of goods, companies have to sell more of those items in order to make the same amount of profit, which translates into greater difficulties for corporations to improve their bottom lines.

     At OppenheimerFunds, we do not believe we will see a period of deflation in the United States. The fundamental factors that have driven the U.S. market still appear to be in place: an economy that's in its eighth year of expansion with moderate growth, low unemployment, virtually no inflation and low interest rates. However, because of economic uncertainties in other parts of the world, particularly Asia, we expect to see slower growth for stocks in 1998 and a year in which double-digit returns from the equity markets are unlikely. It's also possible that we may see investors favor the fixed, more secure interest payments offered from the bond markets.

     In closing, we'd like to reassure you that as professional money managers, we continue to keep a watchful eye on these situations and are closely monitoring your fund's investments. In times like these, your financial advisor can be of invaluable assistance to you in helping review your financial plan and guide your investments accordingly.

     Thank you for your confidence in OppenheimerFunds, The Right Way to Invest. We look forward to helping you reach your investment goals in the future.


/s/ Bridget A. Macaskill

Bridget A. Macaskill
March 20, 1998


3 Oppenheimer Growth Fund

 Performance update
--------------------------------------------------------------------------------


--------------------------
 Avg Annual Total Returns
--------------------------
For the Periods Ended 3/31/98(1)

Class A
 1 year  5 year 10 year
--------------------------
21.53%  16.49% 15.99%
--------------------------

Class B
                Since
 1 year  5 year Inception
--------------------------
 22.90%  N/A    18.60%
--------------------------

Class C
                Since
 1 year  5 year Inception
--------------------------
 26.94%  N/A    21.21%
--------------------------

Class Y
                Since
 1 year  5 year Inception
--------------------------
 29.32%  N/A    22.75%
--------------------------

--------------------------
 Cumulative Total Return
--------------------------
For the Period Ended 3/31/981

Class A
 5 year
--------------------------
 114.52%      $21,452(3)
--------------------------


Oppenheimer Growth Fund's Class A shares delivered a cumulative total return, without sales charges, of 4.94% for the six-month period ended February 28, 1998.2 The past six months have been a difficult period for the Fund because turmoil in Asian markets negatively affected some of our holdings. However, our large cash reserves acted as a buffer against volatility and gave us opportunities to acquire positions in good companies at good prices.

[The following table was originally a mountain graph in the printed materials.]



<INSERT PLOT POINTS>



1. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 3/15/73. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower prior to 4/1/91. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception on 8/17/93). Class C returns for the 1-year period include the contingent deferred sales charge of 1% (inception on 11/1/95). Class Y shares were first publicly offered on 6/1/94 and are not available for sale to individual shareholders. An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.25% service fee and 0.75% asset-based sales charge, and Class A shares are subject to an annual 0.25% service fee.


4 Oppenheimer Growth Fund

Portfolio review
--------------------------------------------------------------------------------

Oppenheimer Growth Fund is for investors looking for long-term growth from a diverse portfolio of stocks.

What We Look For

o Companies selling at below-average valuations with above-average earnings growth.

o    Well-known companies; names you know and trust.

o    High-growth sectors that are currently market leaders.

Top 10 Stock Holdings4
 ................................................................................
 Compaq Computer Corp.    1.7%      EMC Corp.                          1.1%
 ................................................................................
 Gateway 2000, Inc.       1.7       Philip Morris Cos., Inc.           1.0
 ................................................................................
 SunAmerica, Inc.         1.4       Money Store, Inc.                  0.9
 ................................................................................
 BMC Software, Inc.       1.2       Lehman Brothers Holdings, Inc.     0.9
 ................................................................................
 Novellus Systems, Inc.   1.1       BancOne Corp.                      0.9
 ................................................................................

Sector Weightings(4)

[PIE CHART OMITTED]


Cash Equivalents       43.5%
Technology             18.0
Financial              13.5
Consumer Cyclical       7.6
Energy                  5.1
Consumer
 Non-Cyclical           4.4
Industrial              4.2
Basic Materials         3.2
Utilities               0.5


2. Includes changes in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.

3. Results of a hypothetical $10,000 investment in Class A shares on March 31, 1993. The S&P 500 is a broad-based unmanaged stock index including daily reinvestment of dividends, and cannot be purchased directly by investors. Past performance does not guarantee future results.

4. Portfolio is subject to change. Percentages are as of February 28, 1998 and are based on total market value of investments.


5 Oppenheimer Growth Fund

 An interview with your Fund's manager
--------------------------------------------------------------------------------

How has the Fund performed during the last six months?

Oppenheimer Growth Fund's Class A shares delivered a cumulative total return, without sales charges, of 4.94% for the six-month period ended February 28, 1998.1 Performance suffered in the fourth quarter of 1997 as the turmoil in Asia negatively affected some of our largest holdings. However, the Fund's large cash position acted as a buffer against volatility in the market. Our cash position also enabled us to take advantage of bargains that emerged, consistent with our philosophy of investing in good growth stocks at reasonable prices. As a result, despite a disappointing six months overall, the Fund rebounded in the first months of 1998.

What investments had the greatest impact on performance?

On the positive side, our holdings in the financial services sector have performed very well. Low interest rates have kept fundamentals for this sector intact, while valuations have remained reasonable in relation to the overall market.

     On the negative side, events in Asia caused the Fund's technology holdings to underperform the market as a whole. Our biggest disappointments were among leading makers of personal computer hardware and disk drives. However, cyclical downturns are typical of technology, and provide the Fund with opportunities to acquire positions in good companies at a good price.

"Our holdings in the financial services sector have performed very well."

1. Includes changes in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.


6 Oppenheimer Growth Fund

[PHOTO]

Portfolio Management
Team (l to r)
Bob Doll
(Portfolio Manager)
Jane Putnam

How did the Fund take advantage of these opportunities?

At the beginning of the six-month period, we saw few companies that met our criteria for above-average growth at below-average prices. Accordingly, we allowed our cash reserves to accumulate while we waited for more attractive investment opportunities.

     The turmoil in Asia changed that picture. As Asian markets fell and local currencies were devalued, concerns of slower demand for products in the region affected a wide range of companies that do business there. Along with technology, the oil services and basic materials sectors slumped during the last months of 1997.

     These events created opportunities for us to put the Fund's cash to work. In the technology area, for example, we were able to add to our holdings of strong growth companies like Compaq Computer and Gateway 2000. In spite of the turmoil that impacted the technology sector as a whole, both companies took a hit with the Asian concerns in the fourth quarter of 1997, but quickly bounced back in the first quarter of this year, and have continued to gain market share in the personal computer business.


7 Oppenheimer Growth Fund

 An interview with your Fund's manager
--------------------------------------------------------------------------------

We saw a similar situation in the energy services area, where stock prices fell sharply over concerns about lower energy usage. We were able to acquire significant positions in several oil drilling companies at prices we consider attractive, considering the industry's fundamentals. This is an industry in which 100% of capacity is already in use, and no new supply will be available until new rigs are built. We believe, therefore, that prices are likely to climb, as should the earnings for these companies and the prices of their stocks.

      We also found opportunities in the basic materials area among reasonably priced stocks of paper, chemicals and metals companies that meet our investment criteria.

Did these acquisitions reduce the Fund's cash position?

The cash position of the Oppenheimer Growth Fund is determined by the availability of individual investments that meet our criteria for growth and value. When the market fell in October 1997, we were able to identify a number of companies that met our standards and were able to put a substantial percentage of the Fund's cash to work. Then the market recovered, with the Dow Jones Industrial Average setting a series of new records in February. Consequently, a number of the Fund's holdings rose to levels that were not supported by our expectations for future earnings growth. We sold them and the Fund's cash position once again increased.


"We stand by our disciplined approach of identifying one investment at a time."


8 Oppenheimer Growth Fund

We continually seek new opportunities to put the Fund's cash to work. However, we stand by our disciplined approach of identifying one investment at a time, buying only above-average growth companies at below-average prices.

What is your outlook for the future?

As was the case six months ago, we remain cautious about the market's prospects over the coming months. We believe that the prices of many growth stocks are based on earnings expectations that may well prove to be overly optimistic. Earnings disappointments are likely to create new opportunities for us to put the Fund's cash to work.

     Over the longer term, we remain committed to our strategy of investing only in well-known companies and market leaders selling at below-average valuations with above-average earnings growth. It's a strategy that in the past has generally served our shareholders well...one that we believe continues to make Oppenheimer Growth Fund part of The Right Way to Invest.

"Earnings disappointments are likely to create new opportunities for us to put the Fund's cash to work."


9 Oppenheimer Growth Fund

 Financials
--------------------------------------------------------------------------------


10 Oppenheimer Growth Fund

--------------------------------------------------------------------------------
 Statement of Investments February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares         See Note 1
================================================================================
Common Stocks--56.2%
--------------------------------------------------------------------------------
Basic Materials--3.2%
--------------------------------------------------------------------------------
Chemicals--0.7%
Crompton & Knowles Corp.                              60,000       $   1,807,500
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                                  15,000             578,437
--------------------------------------------------------------------------------
Praxair, Inc.                                         65,000           3,107,812
--------------------------------------------------------------------------------
Union Carbide Corp.                                  230,000          10,680,625
                                                                   -------------
                                                                      16,174,374

--------------------------------------------------------------------------------
Metals--1.5%
Armco, Inc.(1)                                       481,900           2,560,094
--------------------------------------------------------------------------------
Bethlehem Steel Corp.(1)                             395,000           4,196,875
--------------------------------------------------------------------------------
Inland Steel Industries, Inc.                        190,000           3,918,750
--------------------------------------------------------------------------------
LTV Corp.                                            645,000           7,780,312
--------------------------------------------------------------------------------
USX--U.S. Steel Group, Inc.                          415,000          14,576,875
                                                                   -------------
                                                                      33,032,906

--------------------------------------------------------------------------------
Paper--1.0%
Bowater, Inc.                                        295,000          14,602,500
--------------------------------------------------------------------------------
Champion International Corp.                          70,000           3,574,375
--------------------------------------------------------------------------------
Stone Container Corp.                                310,000           3,487,500
                                                                   -------------
                                                                      21,664,375

--------------------------------------------------------------------------------
Consumer Cyclicals--7.6%
--------------------------------------------------------------------------------
Autos & Housing--0.8%
Arvin Industries, Inc.                                30,000           1,188,750
--------------------------------------------------------------------------------
Centex Corp.                                          26,100           1,906,931
--------------------------------------------------------------------------------
Champion Enterprises, Inc.(1)                        277,000           6,959,625
--------------------------------------------------------------------------------
Ford Motor Co.                                        25,000           1,414,062
--------------------------------------------------------------------------------
Magna International, Inc., Cl. A                      35,000           2,117,500
--------------------------------------------------------------------------------
Oakwood Homes Corp.                                  130,000           5,151,250
                                                                   -------------
                                                                      18,738,118

--------------------------------------------------------------------------------
Leisure & Entertainment--2.2%
AMR Corp.(1)                                          20,000           2,531,250
--------------------------------------------------------------------------------
Applebee's International, Inc.                        20,000             460,000
--------------------------------------------------------------------------------
ASA Holdings, Inc.                                   175,000           7,043,750
--------------------------------------------------------------------------------
British Airways plc, Sponsored ADR                    17,400           1,653,000
--------------------------------------------------------------------------------
Brunswick Corp.                                      250,000           7,937,500
--------------------------------------------------------------------------------
Callaway Golf Co.                                    510,000          16,447,500
--------------------------------------------------------------------------------
KLM Royal Dutch Airlines NV                           10,000             366,250


                           11 Oppenheimer Growth Fund

--------------------------------------------------------------------------------
 Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares         See Note 1
--------------------------------------------------------------------------------
Leisure & Entertainment(continued)
Lone Star Steakhouse & Saloon, Inc.(1)                50,000       $   1,053,125
--------------------------------------------------------------------------------
Northwest Airlines Corp., Cl. A(1)                   125,000           7,359,375
--------------------------------------------------------------------------------
Outback Steakhouse, Inc.(1)                          130,000           4,647,500
--------------------------------------------------------------------------------
Pancho's Mexican Buffet, Inc.                        100,000             212,500
                                                                   -------------
                                                                      49,711,750

--------------------------------------------------------------------------------
Retail:  General--2.5%
Dayton Hudson Corp.                                   10,000             773,125
--------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)                  50,000           2,343,750
--------------------------------------------------------------------------------
Fruit of the Loom, Inc., Cl. A(1)                     35,000           1,124,375
--------------------------------------------------------------------------------
Jones Apparel Group, Inc.(1)                         301,000          16,555,000
--------------------------------------------------------------------------------
Nautica Enterprises, Inc.(1)                         550,000          15,846,875
--------------------------------------------------------------------------------
Tommy Hilfiger Corp.(1)                              320,000          17,140,000
--------------------------------------------------------------------------------
Wolverine World Wide, Inc.                            30,000             843,750
                                                                   -------------
                                                                      54,626,875

--------------------------------------------------------------------------------
Retail:  Specialty--2.1%
Bed Bath & Beyond, Inc.(1)                           340,000          14,683,750
--------------------------------------------------------------------------------
Claire's Stores, Inc.                                825,000          14,850,000
--------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                           10,000             557,500
--------------------------------------------------------------------------------
Rocky Mountain Chocolate Factory, Inc.(1)            100,000             475,000
--------------------------------------------------------------------------------
Ross Stores, Inc.                                    165,000           6,496,875
--------------------------------------------------------------------------------
Shopko Stores, Inc.                                   29,000             763,062
--------------------------------------------------------------------------------
TJX Cos., Inc.                                       133,000           5,137,125
--------------------------------------------------------------------------------
Woolworth Corp.(1)                                   141,500           3,360,625
                                                                   -------------
                                                                      46,323,937

--------------------------------------------------------------------------------
Consumer Non-Cyclicals--4.4%
--------------------------------------------------------------------------------
Food--0.7%
Fleming Cos., Inc.                                   255,000           4,542,187
--------------------------------------------------------------------------------
IBP, Inc.                                             30,000             669,375
--------------------------------------------------------------------------------
Safeway, Inc.(1)                                     300,000          10,462,500
                                                                   -------------
                                                                      15,674,062

--------------------------------------------------------------------------------
Healthcare/Drugs--0.5%
ICN Pharmaceuticals, Inc.                             15,000             866,250
--------------------------------------------------------------------------------
Schering-Plough Corp.                                140,000          10,648,750
                                                                   -------------
                                                                      11,515,000

--------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.8%
First Health Group Corp.(1)                          315,000          15,690,937
--------------------------------------------------------------------------------
HEALTHSOUTH Corp.(1)                                 310,000           8,370,000
--------------------------------------------------------------------------------
Lincare Holdings, Inc.(1)                             15,000             973,594


                           12 Oppenheimer Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares         See Note 1
--------------------------------------------------------------------------------
Healthcare/Supplies & Services(continued)
Oxford Health Plans, Inc.(1)                         115,000       $   1,976,562
--------------------------------------------------------------------------------
Sofamor Danek Group, Inc.(1)                         160,000          12,040,000
--------------------------------------------------------------------------------
Summit Technology, Inc.(1)                            20,000             108,750
                                                                   -------------
                                                                      39,159,843

--------------------------------------------------------------------------------
Tobacco--1.4%
Philip Morris Cos., Inc.                             505,000          21,935,937
--------------------------------------------------------------------------------
RJR Nabisco Holdings Corp.                           112,300           3,881,369
--------------------------------------------------------------------------------
UST, Inc.                                            155,000           5,492,812
                                                                   -------------
                                                                      31,310,118

--------------------------------------------------------------------------------
Energy--5.1%
--------------------------------------------------------------------------------
Energy Services & Producers--3.6%
ENSCO International, Inc.                            242,600           7,065,725
--------------------------------------------------------------------------------
Global Marine, Inc.(1)                               445,000          10,318,437
--------------------------------------------------------------------------------
Nabors Industries, Inc.(1)                           275,000           6,290,625
--------------------------------------------------------------------------------
Oryx Energy Co.(1)                                   210,000           5,341,875
--------------------------------------------------------------------------------
Petroleum Geo-Services ASA, Sponsored ADR(1)         125,000           7,093,750
--------------------------------------------------------------------------------
Smith International, Inc.                            275,000          14,643,750
--------------------------------------------------------------------------------
Tidewater, Inc.                                      400,000          17,800,000
--------------------------------------------------------------------------------
Transocean Offshore, Inc.                            140,000           6,020,000
--------------------------------------------------------------------------------
Varco International, Inc.(1)                         210,000           5,223,750
                                                                   -------------
                                                                      79,797,912

--------------------------------------------------------------------------------
Oil-Integrated--1.5%
Camco International, Inc.                             90,000           5,265,000
--------------------------------------------------------------------------------
Sun Co., Inc.                                         45,000           1,797,187
--------------------------------------------------------------------------------
Union Texas Petroleum Holdings, Inc.                 355,000           7,166,562
--------------------------------------------------------------------------------
Unocal Corp.                                         280,000          10,552,500
--------------------------------------------------------------------------------
USX-Marathon Group                                   250,000           8,640,625
                                                                   -------------
                                                                      33,421,874

--------------------------------------------------------------------------------
Financial--13.5%
--------------------------------------------------------------------------------
Banks--3.5%
Banc One Corp.                                       346,500          19,577,250
--------------------------------------------------------------------------------
BankAmerica Corp.                                     90,000           6,975,000
--------------------------------------------------------------------------------
BankBoston Corp.                                     145,000          14,454,687
--------------------------------------------------------------------------------
Chase Manhattan Corp. (New)                          118,928          14,754,505
--------------------------------------------------------------------------------
NationsBank Corp.                                    125,000           8,562,500
--------------------------------------------------------------------------------
Northern Trust Corp.                                  50,000           3,803,125
--------------------------------------------------------------------------------
SouthTrust Corp.                                     180,000           7,357,500


                           13 Oppenheimer Growth Fund

--------------------------------------------------------------------------------
 Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares         See Note 1
--------------------------------------------------------------------------------
Banks(continued)
State Street Corp.                                    30,000       $   1,854,375
--------------------------------------------------------------------------------
Washington Mutual, Inc.                               20,000           1,342,500
                                                                   -------------
                                                                      78,681,442

--------------------------------------------------------------------------------
Diversified Financial--6.5%
Advanta Corp., Cl. A                                 340,000           8,011,250
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                              135,000           6,294,375
--------------------------------------------------------------------------------
Fannie Mae                                           140,000           8,933,750
--------------------------------------------------------------------------------
Freddie Mac                                          298,400          14,099,400
--------------------------------------------------------------------------------
Green Tree Financial Corp.                           725,000          16,629,687
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                       315,000          19,864,687
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                             65,000           4,651,562
--------------------------------------------------------------------------------
MGIC Investment Corp.                                 30,000           2,210,625
--------------------------------------------------------------------------------
Money Store, Inc. (The)                              831,800          20,743,012
--------------------------------------------------------------------------------
Price (T. Rowe) Associates, Inc.                     143,500           9,524,812
--------------------------------------------------------------------------------
SLM Holding Corp.                                    350,000          14,459,375
--------------------------------------------------------------------------------
Travelers Group, Inc.                                337,500          18,815,625
                                                                   -------------
                                                                     144,238,160

--------------------------------------------------------------------------------
Insurance--3.5%
ACE Ltd.                                               1,800             177,975
--------------------------------------------------------------------------------
AFLAC, Inc.                                          150,000           9,215,625
--------------------------------------------------------------------------------
Cigna Corp.                                           15,000           2,865,000
--------------------------------------------------------------------------------
Conseco, Inc.                                        285,000          13,377,188
--------------------------------------------------------------------------------
Equitable Cos., Inc.                                 145,000           7,585,313
--------------------------------------------------------------------------------
Loews Corp.                                           60,000           6,018,750
--------------------------------------------------------------------------------
Reliastar Financial Corp.                            160,000           7,610,000
--------------------------------------------------------------------------------
SunAmerica, Inc.                                     667,500          30,246,094
                                                                   -------------
                                                                      77,095,945

--------------------------------------------------------------------------------
Industrial--4.2%
--------------------------------------------------------------------------------
Electrical Equipment--0.6%
C-Cube Microsystems, Inc.(1)                          65,000           1,348,750
--------------------------------------------------------------------------------
Kemet Corp.(1)                                       450,000           9,562,500
--------------------------------------------------------------------------------
Vishay Intertechnology, Inc.(1)                      173,250           3,529,969
                                                                   -------------
                                                                      14,441,219

--------------------------------------------------------------------------------
Industrial Materials--0.4%
Owens-Illinois, Inc.(1)                               55,000           2,110,625
--------------------------------------------------------------------------------
USG Corp.(1)                                         105,000           5,735,625
                                                                   -------------
                                                                       7,846,250


                           14 Oppenheimer Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares         See Note 1
--------------------------------------------------------------------------------
Industrial Services--0.7%
Comdisco, Inc.                                       172,100       $   7,174,419
--------------------------------------------------------------------------------
Corrections Corp. of America(1)                      140,000           5,355,000
--------------------------------------------------------------------------------
Danka Business Systems plc, Sponsored ADR            120,000           2,145,000
--------------------------------------------------------------------------------
Growth Environmental, Inc.(1)                          2,100                  32
--------------------------------------------------------------------------------
Mercury Air Group, Inc.                              151,250           1,153,281
                                                                   -------------
                                                                      15,827,732

--------------------------------------------------------------------------------
Manufacturing--0.7%
Aeroquip-Vickers, Inc.                               240,000          13,935,000
--------------------------------------------------------------------------------
Cognex Corp.(1)                                       15,000             360,938
--------------------------------------------------------------------------------
MascoTech, Inc.                                       82,000           1,701,500
                                                                   -------------
                                                                      15,997,438

--------------------------------------------------------------------------------
Transportation--1.8%
Arkansas Best Corp.(1)                                25,000             281,250
--------------------------------------------------------------------------------
Canadian Pacific Ltd. (New)                          495,000          14,138,438
--------------------------------------------------------------------------------
CSX Corp.                                             82,600           4,620,438
--------------------------------------------------------------------------------
FDX Corp.(1)                                          60,000           3,821,250
--------------------------------------------------------------------------------
Navistar International Corp.(1)                      555,000          16,858,125
                                                                   -------------
                                                                      39,719,501

--------------------------------------------------------------------------------
Technology--17.8%
--------------------------------------------------------------------------------
Aerospace/Defense--0.1%
Gencorp, Inc.                                         75,000           2,043,750
--------------------------------------------------------------------------------
Watkins-Johnson Co.                                   12,700             343,694
                                                                   -------------
                                                                       2,387,444

--------------------------------------------------------------------------------
Computer Hardware--9.2%
Adaptec, Inc.(1)                                     155,000           4,097,813
--------------------------------------------------------------------------------
Applied Magnetics Corp.(1)                           525,000           6,267,188
--------------------------------------------------------------------------------
Cabletron Systems, Inc.(1)                           190,000           2,945,000
--------------------------------------------------------------------------------
Compaq Computer Corp.                              1,184,000          37,962,000
--------------------------------------------------------------------------------
Data General Corp.(1)                                318,500           6,569,063
--------------------------------------------------------------------------------
Dell Computer Corp.(1)                               110,000          15,386,250
--------------------------------------------------------------------------------
Digital Equipment Corp.(1)                            45,000           2,562,188
--------------------------------------------------------------------------------
EMC Corp.(1)                                         610,000          23,332,500
--------------------------------------------------------------------------------
Gateway 2000, Inc.(1)                                845,000          37,180,000
--------------------------------------------------------------------------------
International Business Machines Corp.                155,000          16,187,813
--------------------------------------------------------------------------------
Iomega Corp.(1)                                      145,000           1,323,125
--------------------------------------------------------------------------------
Quantum Corp.(1)                                     370,000           9,296,250
--------------------------------------------------------------------------------
Seagate Technology, Inc.(1)                          535,000          13,007,188


                           15 Oppenheimer Growth Fund

--------------------------------------------------------------------------------
 Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares         See Note 1
--------------------------------------------------------------------------------
Computer Hardware(continued)
Silicon Graphics, Inc.(1)                            585,000       $   8,811,563
--------------------------------------------------------------------------------
Sun Microsystems, Inc.(1)                            100,000           4,762,500
--------------------------------------------------------------------------------
Western Digital Corp.(1)                             900,000          16,425,000
                                                                   -------------
                                                                     206,115,441

--------------------------------------------------------------------------------
Computer Software/Services--3.9%
Adobe Systems, Inc.                                  120,000           5,302,500
--------------------------------------------------------------------------------
BMC Software, Inc.(1)                                355,000          27,157,500
--------------------------------------------------------------------------------
Computer Associates International, Inc.              315,000          14,844,375
--------------------------------------------------------------------------------
GTech Holdings Corp.(1)                              450,000          15,890,625
--------------------------------------------------------------------------------
HBO & Co.                                             80,000           4,330,000
--------------------------------------------------------------------------------
Microsoft Corp.(1)                                   125,000          10,593,750
--------------------------------------------------------------------------------
Network Associates, Inc.(1)                           50,000           3,231,250
--------------------------------------------------------------------------------
Peoplesoft, Inc.(1)                                  140,000           6,256,250
--------------------------------------------------------------------------------
System Software Associates, Inc.(1)                   55,000             409,063
                                                                   -------------
                                                                      88,015,313

--------------------------------------------------------------------------------
Electronics--4.0%
Advanced Micro Devices, Inc.(1)                      170,000           3,984,375
--------------------------------------------------------------------------------
Arrow Electronics, Inc.(1)                           300,000           9,993,750
--------------------------------------------------------------------------------
Cypress Semiconductor Corp.(1)                       512,500           4,836,719
--------------------------------------------------------------------------------
Dynatech Corp.(1)                                    120,000           5,745,000
--------------------------------------------------------------------------------
Intel Corp.                                          135,000          12,107,813
--------------------------------------------------------------------------------
National Semiconductor Corp.(1)                      100,000           2,387,500
--------------------------------------------------------------------------------
Novellus Systems, Inc.(1)                            525,000          25,167,188
--------------------------------------------------------------------------------
SCI Systems, Inc.(1)                                  60,000           2,700,000
--------------------------------------------------------------------------------
Solectron Corp.(1)                                    85,000           4,111,875
--------------------------------------------------------------------------------
Tektronix, Inc.                                       70,000           3,123,750
--------------------------------------------------------------------------------
Teradyne, Inc.(1)                                    107,500           5,072,656
--------------------------------------------------------------------------------
Unitrode Corp.(1)                                    111,100           2,090,069
--------------------------------------------------------------------------------
Vitesse Semiconductor Corp.(1)                        75,000           3,808,594
--------------------------------------------------------------------------------
VLSI Technology, Inc.(1)                             220,000           4,248,750
                                                                   -------------
                                                                      89,378,039

--------------------------------------------------------------------------------
Telecommunications-Technology--0.6%
Ascend Communications, Inc.(1)                       150,000           5,615,625
--------------------------------------------------------------------------------
Pairgain Technologies, Inc.(1)                       400,000           8,050,000
                                                                   -------------
                                                                      13,665,625


                           16 Oppenheimer Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares        See Note 1
--------------------------------------------------------------------------------
Utilities--0.4%
--------------------------------------------------------------------------------
Telephone Utilities--0.4%
Cia de Telecommunicaciones de Chile SA,
Sponsored ADR                                         85,000      $    2,326,875
--------------------------------------------------------------------------------
Telefonos de Mexico SA, Sponsored ADR                150,000           7,603,125
                                                                  --------------
                                                                       9,930,000
                                                                  --------------
Total Common Stocks (Cost $717,175,976)                            1,254,490,693

                                                      Face
                                                      Amount
================================================================================
Short-Term Notes--31.8%(2)
--------------------------------------------------------------------------------
American Express Credit Corp., 5.47%, 3/20/98       $50,000,000       49,855,653
--------------------------------------------------------------------------------
Associates Corp. of North America, 5.48%, 3/12/98    50,000,000       49,916,278
--------------------------------------------------------------------------------
BMW US Capital Corp., 5.50%, 3/17/98                 50,000,000       49,877,778
--------------------------------------------------------------------------------
CIESCO, LP, 5.48%, 3/13/98                           40,000,000       39,926,933
--------------------------------------------------------------------------------
CIT Group Holdings, Inc., 5.47%, 3/3/98              50,000,000       49,984,805
--------------------------------------------------------------------------------
Countrywide Funding Corp., 5.50%, 3/18/98            50,000,000       49,870,139
--------------------------------------------------------------------------------
General Electric Capital Services, Inc.,
5.52%, 4/3/98                                        30,000,000       29,847,925
--------------------------------------------------------------------------------
General Electric Capital Services, Inc.,
5.55%, 3/2/98                                        50,000,000       49,992,417
--------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.50%, 3/10/98      50,000,000       49,931,250
--------------------------------------------------------------------------------
Goldman Sachs Group, LP, 5.53%, 3/26/98              50,000,000       49,807,986
--------------------------------------------------------------------------------
Household Finance Corp., 5.50%, 3/24/98              50,000,000       49,824,305
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.50%, 3/19/98            40,000,000       39,890,000
--------------------------------------------------------------------------------
Morgan (J.P.) & Co., Inc., 5.48%, 3/13/98            50,000,000       49,908,667
--------------------------------------------------------------------------------
Prudential Funding Corp., 5.48%, 3/4/98              50,000,000       49,977,167
--------------------------------------------------------------------------------
Texaco, Inc., 5.48%, 3/9/98                          50,000,000       49,939,111
                                                                   -------------
Total Short-Term Notes (Cost $708,550,414)                           708,550,414

================================================================================
Repurchase Agreements--11.5%
--------------------------------------------------------------------------------
Repurchase agreement with Salomon Smith Barney
Holdings, Inc., 5.64%, dated 2/27/98, to be
repurchased at $256,020,273 on 3/2/98,
collateralized by U.S. Treasury Bonds,
9.875%-10.625%, 8/15/15-11/15/15, with a value of
$195,341,613 and U.S. Treasury Nts., 4.75%-6%,
10/31/98-8/15/00, with a value of $66,215,432
(Cost $255,900,000)                                 255,900,000      255,900,000
--------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,681,626,390)          99.5%   2,218,941,107
--------------------------------------------------------------------------------
Other Assets Net of Liabilities                             0.5       10,613,288
                                                    -----------   --------------
Net Assets                                                100.0%  $2,229,554,395
                                                    ===========   ==============

1. Non-income producing security.
2. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.


                           17 Oppenheimer Growth Fund

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

================================================================================
Assets
Investments, at value (including repurchase agreement of
$255,900,000) (cost $1,681,626,390)--see accompanying statement   $2,218,941,107
--------------------------------------------------------------------------------
Receivables:
Investments sold                                                       9,871,889
Shares of beneficial interest sold                                     3,675,902
Interest and dividends                                                   947,728
--------------------------------------------------------------------------------
Other                                                                     24,163
--------------------------------------------------------------------------------
Total assets                                                       2,233,460,789

================================================================================
Liabilities
Bank overdraft                                                         1,024,780
--------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                 1,774,484
Distribution and service plan fees                                       629,245
Trustees' fees--Note 1                                                   236,447
Transfer and shareholder servicing agent fees                            122,452
Other                                                                    118,986
--------------------------------------------------------------------------------
Total liabilities                                                      3,906,394

================================================================================
Net Assets                                                        $2,229,554,395
                                                                  ==============

================================================================================
Composition of Net Assets
Paid-in capital                                                   $1,597,315,587
--------------------------------------------------------------------------------
Undistributed net investment income                                    6,484,873
--------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                         88,439,218
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies          537,314,717
                                                                  --------------
Net assets                                                        $2,229,554,395
                                                                  ==============


                           18 Oppenheimer Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on
net assets of $1,667,877,881 and 44,536,851 shares of beneficial
interest outstanding)                                                     $37.45
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                        $39.73

--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $363,641,290 and 9,987,940 shares of beneficial interest
outstanding)                                                              $36.41

--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $46,117,438 and 1,250,431 shares of beneficial interest
outstanding)                                                              $36.88

--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $151,917,786 and 4,061,806 shares of
beneficial interest outstanding)                                          $37.40

See accompanying Notes to Financial Statements.


                           19 Oppenheimer Growth Fund

--------------------------------------------------------------------------------
 Statement of Operations For the Six Months Ended February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

===============================================================================
Investment Income
Interest                                                          $  26,784,667
-------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $22,159)               4,689,511
                                                                  -------------
Total income                                                         31,474,178

===============================================================================
Expenses
Management fees--Note 4                                               6,544,224
-------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                               1,478,056
Class B                                                               1,566,694
Class C                                                                 177,354
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4:
Class A                                                               1,102,441
Class B                                                                 190,805
Class C                                                                  21,956
Class Y                                                                  16,522
-------------------------------------------------------------------------------
Shareholder reports                                                     226,787
--------------------------------------------------------------------------------
Trustees' fees and expenses--Note 1                                      68,725
--------------------------------------------------------------------------------
Custodian fees and expenses                                              59,419
--------------------------------------------------------------------------------
Legal and auditing fees                                                  51,249
--------------------------------------------------------------------------------
Other                                                                    38,327
                                                                  -------------
Total expenses                                                       11,542,559

===============================================================================
Net Investment Income                                                19,931,619

================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                         112,723,015
Foreign currency transactions                                           (40,306)
                                                                  -------------
Net realized gain                                                   112,682,709

-------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                         (28,741,549)
Translation of assets and liabilities denominated in foreign
currencies                                                                  742
                                                                  -------------
Net change                                                          (28,740,807)
                                                                  -------------
Net realized and unrealized gain                                     83,941,902

===============================================================================
Net Increase in Net Assets Resulting from Operations              $ 103,873,521
                                                                  =============

See accompanying Notes to Financial Statements.


                           20 Oppenheimer Growth Fund

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                       Six Months Ended
                                                       February 28, 1998   Year Ended
                                                          (Unaudited)    August 31, 1997
========================================================================================
Operations
Net investment income                                  $    19,931,619   $    27,065,195
----------------------------------------------------------------------------------------
Net realized gain                                          112,682,709       218,881,619
Net change in unrealized appreciation or depreciation      (28,740,807)      238,043,222
                                                       ---------------   ---------------
Net increase in net assets resulting from operations       103,873,521       483,990,036

========================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income:
Class A                                                    (26,712,742)      (16,725,563)
Class B                                                     (3,632,461)       (1,279,324)
Class C                                                       (482,024)          (81,820)
Class Y                                                     (2,049,626)         (744,288)
----------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                   (156,962,919)     (127,576,926)
Class B                                                    (32,300,007)      (17,787,734)
Class C                                                     (3,658,198)         (841,346)
Class Y                                                    (10,359,931)       (4,909,715)

========================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions--Note 2:
Class A                                                    182,208,861       202,853,918
Class B                                                     99,777,265       108,268,225
Class C                                                     20,117,306        20,188,749
Class Y                                                     59,756,948        65,819,922

========================================================================================
Net Assets
Total increase                                             229,575,993       711,174,134
----------------------------------------------------------------------------------------
Beginning of period                                      1,999,978,402     1,288,804,268
                                                       ---------------   ---------------
End of period (including undistributed net investment
income of $6,484,873 and $19,430,107, respectively)    $ 2,229,554,395   $ 1,999,978,402
                                                       ===============   ===============

See accompanying Notes to Financial Statements.


                           21 Oppenheimer Growth Fund

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

                                              Class A
                                              -----------------------------------------------------------------------
                                              Six Months
                                              Ended
                                              February 28,
                                              1998             Year Ended August 31,         Year Ended June 30,
                                              (Unaudited)      1997          1996(2)         1996            1995
=====================================================================================================================
Per Share Operating Data
Net asset value, beginning of period              $40.42           $33.69        $33.43          $30.80        $26.65
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         .38              .62           .08             .44           .36
Net realized and
unrealized gain (loss)                              1.21            10.37           .18            5.70          6.83
                                                  ------           ------        ------          ------        ------
Total income (loss) from
investment operations                               1.59            10.99           .26            6.14          7.19
---------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net
investment income                                   (.66)            (.49)           --            (.41)         (.24)
Distributions from net
realized gain                                      (3.90)           (3.77)           --           (3.10)        (2.80)
                                                  ------           ------        ------          ------        ------
Total dividends and distributions
to shareholders                                    (4.56)           (4.26)           --           (3.51)        (3.04)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $37.45           $40.42        $33.69          $33.43        $30.80
                                                  ======           ======        ======          ======        ======

=====================================================================================================================
Total Return, at Net Asset Value(5)                 4.94%           35.03%         0.78%          21.00%        29.45%

=====================================================================================================================
Ratios/Supplemental Data
Net assets, end of period
(in thousands)                                $1,667,878       $1,590,927    $1,127,836      $1,120,046      $860,736
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $1,613,175       $1,369,406    $1,101,233      $1,018,022      $727,102
Ratios to average net assets:
Net investment income (loss)                        2.05%(6)         1.74%         1.50%(6)        1.43%         1.31%
Expenses                                            1.00%(6)         1.01%         1.03%(6)        1.06%         1.05%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                          18.0%            25.3%          6.3%           38.0%         35.4%
Average brokerage commission rate(8)             $0.0595          $0.0592       $0.0595         $0.0583            --

1. For the period from June 1, 1994 (inception of offering) to June 30, 1994.
2. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
3. For the period from November 1, 1995 (inception of offering) to June 30,
1996.
4. For the period from August 17, 1993 (inception of offering) to June 30, 1994. Per share amounts calculated based on the weighted average number of shares outstanding during the period.
5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
6. Annualized.


                           22 Oppenheimer Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            Class B
----------------------      ---------------------------------------------------------------------------------
                            Six Months
                            Ended
                            February 28,
                            1998             Year Ended August 31,          Year Ended June 30,
1994          1993          (Unaudited)      1997          1996(2)          1996          1995         1994(4)
=============================================================================================================

  $27.34        $24.94        $39.34           $32.94        $32.74          $30.36        $26.44      $27.02
-------------------------------------------------------------------------------------------------------------

     .16           .19           .25              .36           .04             .23           .20        (.04)

    (.05)         4.03          1.16            10.08           .16            5.53          6.65         .21
  ------        ------        ------           ------        ------          ------        ------      ------

     .11          4.22          1.41            10.44           .20            5.76          6.85         .17
-------------------------------------------------------------------------------------------------------------


    (.16)         (.25)         (.44)            (.27)           --            (.28)         (.13)       (.11)

    (.64)        (1.57)        (3.90)           (3.77)           --           (3.10)        (2.80)       (.64)
  ------        ------        ------           ------        ------          ------        ------      ------

    (.80)        (1.82)        (4.34)           (4.04)           --           (3.38)        (2.93)       (.75)
-------------------------------------------------------------------------------------------------------------
  $26.65        $27.34        $36.41           $39.34        $32.94          $32.74        $30.36      $26.44
  ======        ======        ======           ======        ======          ======        ======      ======

=============================================================================================================
    0.27%        16.88%         4.54%           33.93%         0.61%          19.95%        28.22%      (0.20)%

=============================================================================================================


$656,934      $743,830      $363,641         $284,227      $137,437        $129,484       $43,267      $8,747
-------------------------------------------------------------------------------------------------------------
$720,765      $710,391      $316,874         $203,518      $131,142         $90,501       $18,722      $5,119

    0.56%         0.72%         1.25%(6)         0.92%         0.61%(6)        0.60%         0.44%      (0.22)%(6)
    1.07%         0.93%         1.80%(6)         1.84%         1.92%(6)        1.89%         2.02%       1.98%(6)
-------------------------------------------------------------------------------------------------------------
    19.8%         23.2%         18.0%            25.3%          6.3%           38.0%         35.4%       19.8%
      --            --       $0.0595          $0.0592       $0.0595         $0.0583            --          --

7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
Purchases and sales of investment securities (excluding short-term securities) for the period ended February 28, 1998 were $301,390,718 and $203,795,696, respectively.
8. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.


                           23 Oppenheimer Growth Fund

--------------------------------------------------------------------------------
 Financial Highlights (Continued)
--------------------------------------------------------------------------------

                                              Class C
                                              ----------------------------------------------
                                              Six Months
                                              Ended                                 Period
                                              February 28,                          Ended
                                              1998          Year Ended August 31,   June 30,
                                              (Unaudited)   1997       1996(2)      1996(3)
-------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period           $39.87        $33.42     $33.22       $33.44
-------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      .27           .42        .02          .40
Net realized and
unrealized gain (loss)                           1.15         10.17        .18         2.88
                                               ------        ------     ------       ------
Total income (loss) from
investment operations                            1.42         10.59        .20         3.28
-------------------------------------------------------------------------------------------

Dividends and distributions to shareholders:
Dividends from net
investment income                                (.51)         (.37)        --         (.40)
Distributions from net
realized gain                                   (3.90)        (3.77)        --        (3.10)
                                               ------        ------     ------       ------
Total dividends and distributions
to shareholders                                 (4.41)        (4.14)        --        (3.50)
-------------------------------------------------------------------------------------------
Net asset value, end of period                 $36.88        $39.87     $33.42       $33.22
                                               ======        ======     ======       ======

===========================================================================================
Total Return, at Net Asset Value(5)              4.53%        33.93%      0.60%       10.07%

===========================================================================================
Ratios/Supplemental Data
Net assets, end of period
(in thousands)                                $46,117       $28,145     $5,034       $3,593
-------------------------------------------------------------------------------------------
Average net assets (in thousands)             $35,865       $13,705     $4,105       $1,804
Ratios to average net assets:
Net investment income (loss)                     1.25%(6)      0.95%      0.44%(6)     0.65%(6)
Expenses                                         1.81%(6)      1.84%      2.10%(6)     1.81%(6)
-------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                       18.0%         25.3%       6.3%        38.0%
Average brokerage commission rate(8)          $0.0595       $0.0592    $0.0595      $0.0583
-------------------------------------------------------------------------------------------

1. For the period from June 1, 1994 (inception of offering) to June 30, 1994.
2. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
3. For the period from November 1, 1995 (inception of offering) to June 30,
1996.
4. For the period from August 17, 1993 (inception of offering) to June 30, 1994. Per share amounts calculated based on the weighted average number of shares outstanding during the period.
5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
6. Annualized.


                           24 Oppenheimer Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Class Y
-----------------------------------------------------------------
Six Months
Ended
February 28,
1998           Year Ended August 31,   Year Ended June 30,
(Unaudited)    1997       1996(2)      1996       1995      1994(1)
------------------------------------------------------------------

  $40.43        $33.69     $33.42       $30.80    $26.64    $28.08
------------------------------------------------------------------

     .49           .66        .08          .46       .30       .02

    1.15         10.42        .19         5.70      6.92     (1.46)
  ------        ------     ------       ------    ------    ------

    1.64         11.08        .27         6.16      7.22     (1.44)
------------------------------------------------------------------



    (.77)         (.57)        --         (.44)     (.26)       --

   (3.90)        (3.77)        --        (3.10)    (2.80)       --
  ------        ------     ------       ------    ------    ------

   (4.67)        (4.34)        --        (3.54)    (3.06)       --
------------------------------------------------------------------
  $37.40        $40.43     $33.69       $33.42    $30.80    $26.64
  ======        ======     ======       ======    ======    ======

==================================================================
    5.09%        35.36%      0.81%       21.10%    29.59%    (5.13)%

==================================================================


$151,918       $96,679    $18,497      $16,110    $3,189        $9
------------------------------------------------------------------
$114,660       $62,619    $16,792       $9,384      $536       $10

    2.33%(6)      2.00%      1.67%(6)     1.56%     1.54%     1.09%(6)
    0.71%(6)      0.77%      0.87%(6)     0.94%     1.04%     1.25%(6)
------------------------------------------------------------------
    18.0%         25.3%       6.3%        38.0%     35.4%     19.8%
 $0.0595       $0.0592    $0.0595      $0.0583        --        --
------------------------------------------------------------------

7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 28, 1998 were $301,390,718 and $203,795,696, respectively.
8. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

See accompanying Notes to Financial Statements.


                           25 Oppenheimer Growth Fund

--------------------------------------------------------------------------------
 Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.


                           26 Oppenheimer Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

               The effect of changes in foreign currency exchange rates on investments is separately identified from fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, and Gains and Losses. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.


                           27 Oppenheimer Growth Fund

--------------------------------------------------------------------------------
 Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)

Trustees' Fees and Expenses. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 1998, a provision of $30,254 was made for the Fund's projected benefit obligations, and payments of $11,314 were made to retired trustees, resulting in an accumulated liability of $223,673 at February 28, 1998.

--------------------------------------------------------------------------------
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                           28 Oppenheimer Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                    Six Months Ended                 Year Ended
                                    February 28, 1998              August 31, 1997
                                --------------------------   --------------------------
                                Shares        Amount         Shares        Amount
---------------------------------------------------------------------------------------
Class A:
Sold                             3,955,864    $153,655,462    7,438,778    $270,007,705
Dividends and
distributions reinvested         5,167,572     177,816,119    4,120,561     140,121,073
Issued in conjunction with the
acquisition of Jefferson-Pilot
Capital Appreciation
Fund, Inc.--Note 6                      --              --    1,196,229      40,529,263
Redeemed                        (3,950,098)   (149,262,720)  (6,871,542)   (247,804,123)
                                ----------   -------------   ----------   -------------
Net increase                     5,173,338    $182,208,861    5,884,026    $202,853,918
                                ==========   =============   ==========   =============
---------------------------------------------------------------------------------------
Class B:
Sold                             2,557,660     $95,769,376    3,854,380    $137,203,025
Dividends and
distributions reinvested         1,028,023      34,449,063      542,057      18,050,580
Redeemed                          (822,793)    (30,441,174)  (1,343,411)    (46,985,380)
                                ----------   -------------   ----------   -------------
Net increase                     2,762,890     $99,777,265    3,053,026    $108,268,225
                                ==========   =============   ==========   =============
---------------------------------------------------------------------------------------
Class C:
Sold                               517,094     $19,517,760      621,652     $22,634,387
Dividends and
distributions reinvested           118,205       4,011,886       26,886         907,142
Redeemed                           (90,848)     (3,412,340)     (93,205)     (3,352,780)
                                ----------   -------------   ----------   -------------
Net increase                       544,451     $20,117,306      555,333     $20,188,749
                                ==========   =============   ==========   =============
---------------------------------------------------------------------------------------
Class Y:
Sold                             1,580,513     $57,649,555    2,052,812     $73,903,563
Dividends and
distributions reinvested           361,268      12,409,557      166,588       5,654,002
Redeemed                          (271,466)    (10,302,164)    (376,914)    (13,737,643)
                                ----------   -------------   ----------   -------------
Net increase                     1,670,315     $59,756,948    1,842,486     $65,819,922
                                ==========   =============   ==========   =============

================================================================================
3. Unrealized Gains and Losses on Investments

At February 28, 1998, net unrealized appreciation on investments of $537,314,717 was composed of gross appreciation of $557,075,102, and gross depreciation of $19,760,385.


                           29 Oppenheimer Growth Fund

--------------------------------------------------------------------------------
 Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
4. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1 billion, and 0.56% of average annual net assets in excess of $2.5 billion.

               For the six months ended February 28, 1998, commissions (sales charges paid by investors) on sales of Class A shares totaled $2,613,028, of which $779,873 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $3,143,371 and $155,603, respectively, of which $239,219 and $4,219, respectively, was paid to an affiliated broker/dealer. During the six months ended February 28, 1998, OFDI received contingent deferred sales charges of $251,635 and $6,473, respectively, upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

               OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

               The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended February 28, 1998, OFDI paid $61,258 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                           30 Oppenheimer Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
The Fund has adopted a Distribution and Service Plan for Class B shares to reimburse OFDI for its costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares for its services rendered in distributing Class B shares. OFDI also receives a service fee of 0.25% per year to reimburse dealers for providing personal services for accounts that hold Class B shares. Each fee is computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the six months ended February 28, 1998, OFDI paid $13,763 to an affiliated broker/dealer as reimbursement for Class B personal service and maintenance expenses and retained $1,328,580 as reimbursement for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of February 28, 1998, OFDI had incurred excess distribution and servicing costs of $8,941,380 for Class B.

               The Fund has adopted a Distribution and Service Plan for Class C shares to compensate OFDI for its costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class C shares for its services rendered in distributing Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class C shares. Each fee is computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. During the six months ended February 28, 1998, OFDI retained $128,396 as compensation for Class C sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of February 28, 1998, OFDI had incurred excess distribution and servicing costs of $436,205 for Class C.


                           31 Oppenheimer Growth Fund

--------------------------------------------------------------------------------
 Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
5. Forward Contracts

A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

               The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

               Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.

               Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

               Risks include the potential inability of the counter party to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

================================================================================
6. Acquisition of Jefferson-Pilot Capital Appreciation Fund, Inc.

On December 20, 1996, Oppenheimer Growth Fund acquired all the net assets of Jefferson-Pilot Capital Appreciation Fund, Inc., pursuant to an agreement and plan of reorganization approved by the Jefferson-Pilot Capital Appreciation Fund, Inc. (J-P Capital) shareholders on December 3, 1996. The Fund issued 1,196,229 shares of beneficial interest valued at $40,529,263, in exchange for the net assets of J-P Capital, resulting in combined net assets of $1,559,572,986 on December 20, 1996. The net assets acquired included net unrealized appreciation of $10,448,341. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                           32 Oppenheimer Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
7. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

               The Fund had no borrowings outstanding during the six months ended February 28, 1998.


                           33 Oppenheimer Growth Fund

--------------------------------------------------------------------------------
 Oppenheimer Growth Fund
--------------------------------------------------------------------------------

================================================================================
Officers and Trustees    Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Galli, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Pauline Trigere, Trustee
                         Clayton K. Yeutter, Trustee
                         Robert C. Doll, Jr., Vice President
                         George C. Bowen, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Andrew J. Donohue, Secretary
                         Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor       OppenheimerFunds, Inc.

================================================================================
Distributor              OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of             The Bank of New York
Portfolio Securities

================================================================================
Independent Auditors     KPMG Peat Marwick LLP

================================================================================
Legal Counsel            Gordon Altman Butowsky Weitzen Shalov & Wein

                         The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                         This is a copy of a report to shareholders of Oppenheimer Growth Fund.

                         This report must be preceded or accompanied by a Prospectus of Oppenheimer Growth Fund. For material information concerning the Fund, see the Prospectus.

                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.


                           34 Oppenheimer Growth Fund

--------------------------------------------------------------------------------
 OppenheimerFunds Family
--------------------------------------------------------------------------------

==============================================================================================
Real Asset Funds
----------------------------------------------------------------------------------------------
Real Asset Fund                  Gold & Special Minerals Fund

==============================================================================================
Global Stock Funds
----------------------------------------------------------------------------------------------
Developing Markets Fund          International Growth Fund        Quest Global Value Fund
International Small              Global Fund                      Global Growth &Income Fund
 Company Fund

==============================================================================================
Stock Funds
----------------------------------------------------------------------------------------------
Enterprise Fund                  MidCap Fund                      Growth Fund
Discovery Fund                   Capital Appreciation Fund        Disciplined Value Fund
Quest Small Cap Value Fund       Quest Capital Value Fund         Quest Value Fund

==============================================================================================
Stock & Bond Funds
----------------------------------------------------------------------------------------------
Main Street Income &             Total Return Fund                Disciplined Allocation Fund
 Growth Fund                     Quest Growth & Income            Multiple Strategies Fund
Quest Opportunity                MValue Fund                      Convertible Securities Fund(1)
 Value Fund                      Equity Income Fund

==============================================================================================
Taxable Bond Funds
----------------------------------------------------------------------------------------------
International Bond Fund          Champion Income Fund             U.S. Government Trust
World Bond Fund                  Strategic Income Fund            Limited-Term Government Fund
High Yield Fund                  Bond Fund

==============================================================================================
Municipal Funds
----------------------------------------------------------------------------------------------
California Municipal Fund(2)     Pennsylvania Municipal Fund(2)   Rochester Division:
Florida Municipal Fund(2)        Municipal Bond Fund              Rochester Fund Municipals
New Jersey Municipal Fund(2)     Insured Municipal Fund           Limited Term New York
New York Municipal Fund(2)       Intermediate Municipal Fund       Municipal Fund

==============================================================================================
Money Market Funds(3)
----------------------------------------------------------------------------------------------
Money Market Fund                Cash Reserves

1. On 4/28/98, the Fund's name was changed from "Bond Fund for Growth."
2. Available only to investors in certain states.
3. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1998 OppenheimerFunds, Inc. All rights reserved.


                           35 Oppenheimer Growth Fund

 Information and services
--------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

      And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

      When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number or by visiting our website. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number or website to make investments.

      For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

      You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

      So call us today, or visit us at our website at www.oppenheimerfunds.com--we're here to help.

Internet
24-hr access to account information. Online transactions now available

--------------------------
 www.oppenheimerfunds.com
--------------------------

General Information
Mon-Fri 8:30am-9pm ET
Sat 10am-4pm ET

--------------------------
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--------------------------

Account Transactions
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--------------------------
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--------------------------

PhoneLink
24-hr automated information
and automated transactions

--------------------------
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--------------------------

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--------------------------
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--------------------------

OppenheimerFunds
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--------------------------
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--------------------------

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RS0270.001.0298  April 29, 1998